Property, Plant And Equipment - Schedule of Detailed Information About Property Plant And Equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 5,172
Depreciation	(1,368)	$ (2,681)	$ (45,553)
Property, plant and equipment at end of period	3,804	5,172
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	72,035	106,753
Additions		1,544
Disposals		(36,262)
Property, plant and equipment at end of period	72,035	72,035	106,753
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(66,863)	(98,526)
Depreciation	(1,368)	(2,681)
Disposals		34,344
Property, plant and equipment at end of period	$ (68,231)	$ (66,863)	$ (98,526)